Commitments and Contingencies (Details) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Commitmentsand Contingencies Details [Line Items]
Deferred fee per share	$ 0.35	$ 0.35
Aggregate underwriter amount	$ 9,660,000	$ 9,660,000
Gross proceeds	$ 7,270,000	7,270,000
PIPE Investor [Member]
Commitmentsand Contingencies Details [Line Items]
Proceeds from Issuance of Common Stock		$ 22,000,000
Price per share (in Dollars per share)		$ 10.00
Gross proceeds		$ 220,000,000